Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

Note 12 - INCOME TAXES

Cayman Islands

Under the current laws of Cordyceps Sunshine Cayman is not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the Cayman Islands.

Taiwan, Republic of China

Cordyceps Sunshine Biotech Holdings Co., Ltd. is incorporated in the Cayman Islands, and has established a branch in Taiwan. It is a branch office of a foreign company and is not an independent legal entity, subject to the provisions of the For-profit Income Tax Act. The applicable sales tax rate is 5%, and the applicable income tax rate is 20%.

Taiwan Branch had net taxable operating losses of approximately $437,550 carried forward for 2023.

Detail of net operating loss carry forward from Cordyceps Taiwan is as follows:

Year	Amount
2021	63,864
2022	373,686
NOL Total Balance	437,550

As of December 31, 2023, the Company had net taxable operating losses of approximately $226,444 carried forward for the future years. The Taiwan Income Tax allows the enterprises to offset their future taxable income with taxable operating losses carried forward in a 10 year period.

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the years ended
	December 31,
	2023	2022
Net income before provision for income taxes	$226,444	$(304,982)
Taiwan statutory tax rate	20%	20%
Income tax at statutory tax rate	45,289	-
Income tax expense(benefit)	$(42,221)	$-
Effective tax rates	-19%	0%

China, PRC

Chengdu Skyherb was incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC and Taiwan government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC and Taiwan after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC and Taiwan entities’ tax filings results are subject to examination. It is therefore uncertain as to whether the PRC and Taiwan tax authority may take different views about the Company’s PRC and Taiwan entities ’tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2023, 2022 and 2021.